Commitments and contingencies - Estimates of Future Commitments (Detail) - USD ($) $ in Thousands	Oct. 30, 2018	Jun. 30, 2020
Commitments Disclosure [Line Items]
Year 1		$ 708,205
Year 2		113,923
Year 3		111,625
Year 4		107,737
Year 5		104,933
Thereafter		767,117
Total		1,913,540
Power purchase
Commitments Disclosure [Line Items]
Year 1		29,028
Year 2		11,585
Year 3		11,506
Year 4		11,735
Year 5		11,913
Thereafter		173,436
Total		249,203
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1		78,698
Year 2		55,000
Year 3		49,588
Year 4		42,756
Year 5		39,758
Thereafter		129,584
Total		395,384
Service agreements
Commitments Disclosure [Line Items]
Year 1		50,661
Year 2		40,697
Year 3		43,813
Year 4		46,436
Year 5		46,375
Thereafter		268,663
Total		496,645
Capital projects
Commitments Disclosure [Line Items]
Year 1		543,211
Year 2		0
Year 3		0
Year 4		0
Year 5		0
Thereafter		0
Total		543,211
Land easements
Commitments Disclosure [Line Items]
Year 1		6,607
Year 2		6,641
Year 3		6,718
Year 4		6,810
Year 5		6,887
Thereafter		195,434
Total		$ 229,097
Gaia Power Inc. vs APUC
Commitments Disclosure [Line Items]
Damages claimed by other party in lawsuit	$ 345,000
Punitive damages claimed by other party in lawsuit	$ 25,000